Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	CREATOR CAPITAL LTD
Entity Central Index Key	0000882537
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	87,467,288
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Consolidated Statements of Financial Position (USD $)	Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2010
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 3,036	$ 9,786	$ 7,958
Trade receivables		1,750	11,600
Prepaid expenses	2,017	1,343
Total assets	5,053	12,879	19,558
Trade and other payables	479,395	390,667	339,805
Loans payable	135,251	204,908	147,971
Accrued dividends payable	4,657,601	4,055,731	3,550,633
Preferred shares	2,237,443	2,237,443	2,237,443
Total liabilities	7,509,690	6,888,749	6,275,852
Common shares	874,673	874,673	874,673
Contributed surplus	63,362,764	63,362,764	63,362,764
Stock options reserve	320,395	320,395	320,395
Deficit	(72,062,469)	(71,433,702)	(70,814,126)
Total equity	(7,504,637)	(6,875,870)	(6,256,294)
Total equity and liabilities	$ 5,053	$ 12,879	$ 19,558

Consolidated Statements of Loss and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 10,500	$ 32,550
Consulting fees	42,000	42,000
Corporate administration	33,800	38,840
Interest	11,508	8,495
Office and miscellaneous	13,417	14,993
Professional fees	29,455	23,965
Shareholder relations	2,371	2,580
Transfer agent and filing fees	14,244	16,155
Total administration expenses	146,795	147,028
Loss before other items	(136,295)	(114,478)
Preferred share dividends	(601,870)	(505,098)
Write off of loans payable	109,398
Net loss and comprehensive loss for the year	$ (628,767)	$ (619,576)
Basic and diluted	$ (0.01)	$ (0.01)

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Loss before tax	$ (628,767)	$ (619,576)
Foreign exchange loss	3,824	1,460
Write off loans payable	(109,398)
Accrued interest	10,342	6,667
Accrued dividends payable	601,870	505,098
Decrease in trade receivables	1,750	9,850
Increase in prepaid expenses	(674)	(1,343)
Increase in trade and other payables	88,728	50,862
Cash used in operating activities	(32,325)	(46,982)
Proceeds from loans payable	25,575	48,810
Cash from financing activities	25,575	48,810
Increase (decrease) in cash and cash equivalents	(6,750)	1,828
Cash and cash equivalents, beginning of year	9,786	7,958
Cash and cash equivalents, end of year	3,036	9,786
Interest paid
Taxes paid

Consolidated Statements of Changes in Equity (USD $)	Number of shares	Common shares	Contributed surplus	Stock options reserve	Deficit	Total
Balances, 1 January 2010 (Note 4) at Dec. 31, 2009	87,467,288	874,673	63,362,764	320,395	(70,814,126)
Net loss for the year					$ (619,576)	$ (619,576)
Balances, 31 December 2010 (Note 4)	87,467,288	874,673	63,362,764	320,395	(71,433,702)	(6,875,870)
Net loss for the year					$ (628,767)	$ (628,767)
Balances, 31 December 2011 at Dec. 31, 2011	87,467,288	874,673	63,362,764	320,395	(72,062,469)	(7,504,637)

CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CORPORATE INFORMATION

1.	CORPORATE INFORMATION

Creator Capital Limited is a Bermuda company whose shares are traded on the NASD Over the Counter Bulletin Board in the United States of America. The Company provides inflight gaming and entertainment software and services by developing, implementing and operating or licensing computerized video gaming and other entertainment software on, but not limited to, the aircraft of international commercial air carriers. Gaming software is marketed using the name Sky Games® and the entertainment software is marketed using the name Sky Play®.

The head office, principal address and registered and records office is located on Floor 6, 65 Front Street, Hamilton, Islands of Bermuda, HM12.

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to meet its obligations and continue its operations for its next fiscal year. Realization values may be substantially different from carrying values as shown and these consolidated financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. As at 31 December 2011, the Company had not yet achieved profitable operations, has a working capital deficit of $7,504,637 (31 December 2010: $6,875,870; 1 January 2010: $6,256,294) has accumulated losses of $72,062,469 (31 December 2010: $71,433,702; 1 January 2010: $70,814,126) since its inception and expects to incur further losses in the development of its business, all of which cast substantial doubt about the Company’s ability to continue as a going concern. The Company will require additional financing in order to meet its ongoing levels of corporate overhead and discharge its liabilities as they come due. While the Company has been successful in securing financings in the past, there is no assurance that it will be able to do so in the future, particularly in light of current global economic conditions. Accordingly, these consolidated financial statements do not give effect to adjustments, if any, that would be necessary should the Company be unable to continue as a going concern.

BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
BASIS OF PREPARATION

2.	BASIS OF PREPARATION

2.1 Basis of consolidation

The consolidated financial statements include the financial statements of Creator Capital Limited and its subsidiaries listed in the following table:

		% equity interest as at
		31 December 2011	31 December 2010	1 January 2010

Creator Capital (Nevada) Inc.	United States	100%	100%	100%
Creator Island Equities Inc.	Canada	100%	100%	100%

2.2 Basis of presentation

These consolidated financial statements of Creator Capital Limited and its subsidiaries (collectively, the “Company”) have been prepared on the historical cost basis except for certain financial instruments which are measured at fair value, as explained in Note 15, and are presented in U.S. dollars except where otherwise indicated.

2.3 Statement of compliance

The consolidated financial statements of the Company, including comparative, have been prepared in accordance with and using accounting policies in full compliance with International Financial Reporting Standards (“IFRS”) and International Accounting Standards (“IAS”) issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”), effective for the Company’s reporting for the year ended 31 December 2011.

2.4 Adoption of new and revised standards and interpretations

The IASB issued a number of new and revised IASs, IFRSs, amendments and related IFRICs which are effective for the Company’s financial year beginning on 1 January 2011. For the purpose of preparing and presenting the consolidated financial statements, the Company has consistently adopted all these new standards for the years ended 31 December 2011 and 2010.

At the date of authorization of these consolidated financial statements, the IASB and IFRIC have issued the following new and revised standards, amendments and interpretations which are not yet effective during the year ended 31 December 2011.

·         IFRS 9 ‘Financial Instruments: Classification and Measurement’ is a new financial instruments standard effective for annual periods beginning on or after 1 January 2015 that replaces IAS 39 and IFRIC 9 for classification and measurement of financial assets and financial liabilities.

·         IFRS 10 ‘Consolidated Financial Statements’ is a new standard effective for annual periods beginning on or after 1 January 2013 that replaces consolidation requirements in IAS 27 (as amended in 2008) and SIC-12.

· IFRS 13 ‘Fair Value Measurement’ is a new standard effective for annual periods beginning on or after 1 January 2013 that replaces fair value measurement guidance in other IFRSs.

·         IAS 1 (Amendment) ‘Presentation of Financial Statements’ is effective for annual periods beginning on or after 1 July 2012 and includes amendments regarding Presentation of Items of Other Comprehensive Income.

· IAS 27 (Amendment) ‘Separate Financial Statements’ is effective for annual periods beginning on or after 1 January 2013 that prescribes the accounting and disclosure requirements for investments in subsidiaries, joint ventures and associates when an entity prepares separate financial statements.

The Company has not early adopted these standards, amendments and interpretations and anticipates that the application of these standards, amendments and interpretations will not have a material impact on the financial position and financial performance of the Company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.1 Significant accounting judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the consolidated financial statements and reported amounts of income and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates.

Areas requiring a significant degree of estimation and judgment relate to the fair value measurements for financial instruments, the recoverability and measurement of deferred tax assets and liabilities, and ability to continue as a going concern. Actual results may differ from those estimates and judgments.

3.2 Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, and may also include short term money market instruments from time to time with an original maturity of three months or less, which are readily convertible into a known amount of cash.

3.3 Principles of consolidation

Control is achieved when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

All inter-company transactions, balances, income and expenses are eliminated in full on consolidation.

3.4 Foreign currencies

The Company’s presentation currency and the functional currency of all of its operations is the U.S. dollar as this is the principal currency of the economic environment in which they operate.

Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the period-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items or on settlement of monetary items are recognized in profit or loss in the period in which they arise, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognized in other comprehensive income in the statement of comprehensive income to the extent that gains and losses arising on those non-monetary items are also recognized in other comprehensive income. Where the non-monetary gain or loss is recognized in profit or loss, the exchange component is also recognized in profit or loss.

3.5 Share-based payments

Share-based payments to employees are measured at the fair value of the instruments issued and recognized over the vesting periods. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amount is recorded to the stock options reserve. The fair value of options is determined using the Black-Scholes Option Pricing Model which incorporates all market vesting conditions. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that will eventually vest.

3.6 Taxation

Deferred tax is provided, using the liability method, on all temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates that have been enacted or substantively enacted at the reporting date.

3.7 Financial assets

Financial assets are classified as financial assets at fair value through profit or loss (“FVTPL”), held-to-maturity, loans and receivables, available-for-sale financial assets, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Company determines the classification of its financial assets at initial recognition. Financial assets are recognized initially at fair value. The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at FVTPL

Financial assets are classified as held for trading and are included in this category if acquired principally for the purpose of selling in the short term or if so designated by management. Derivatives, other than those designated as effective hedging instruments, are also categorized as held for trading. These assets are carried at fair value with gains or losses recognized in profit or loss. Transaction costs associated with financial assets at FVTPL are expensed as incurred. Cash and cash equivalents are included in this category of financial assets.

Held-to-maturity and loans and receivables

Held-to-maturity and loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are carried at amortized cost using the effective interest method if the time value of money is significant. Gains and losses are recognized in profit or loss when the financial asset classified in this category are derecognized or impaired, as well as through the amortization process. Transaction costs are included in the initial carrying amount of the asset. Trade receivables are classified as loans and receivables.

Available-for-sale

Available-for-sale financial assets are those non-derivative financial assets that are not classified as loans and receivables. After initial recognition, available-for-sale financial assets are measured at fair value, with gains or losses recognized within other comprehensive income. Accumulated changes in fair value are recorded as a separate component of equity until the investment is derecognized or impaired. Transaction costs are included in the initial carrying amount of the asset. Available-for-sale assets include short term investments in equities of other entities.

The fair value is determined by reference to bid prices at the close of business on the reporting date. Where there is no active market, fair value is determined using valuation techniques. Where fair value cannot be reliably measured, assets are carried at cost.

Derivatives designated as hedging instruments in an effective hedge

The Company does not hold or have any exposure to derivative instruments.

3.8 Financial liabilities

Financial liabilities are classified as financial liabilities at FVTPL, derivatives designated as hedging instruments in an effective hedge, or as financial liabilities measured at amortized cost, as appropriate. The Company determines the classification of its financial liabilities at initial recognition. The measurement of financial liabilities depends on their classification, as follows:

Financial liabilities at FVTPL

Financial liabilities at FVTPL has two subcategories, including financial liabilities held for trading and those designated by management on initial recognition. Transaction costs on financial liabilities at FVTPL are expensed as incurred. These liabilities are carried at fair value with gains or losses recognized in profit or loss.

Financial liabilities measured at amortized cost

All other financial liabilities are initially recognized at fair value, net of transaction costs. After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. Amortized cost is calculated by taking into account any issue costs, and any discount or premium on settlement. Gains and losses arising on the repurchase, settlement or cancellation of liabilities are recognized respectively in interest, other revenues and finance costs. Trade and other payables, loans payable and accrued dividends payable are included in this category of financial liabilities.

Derivatives designated as hedging instruments in an effective hedge

The Company does not hold or have any exposure to derivative instruments.

3.9 Impairment of financial assets

Financial assets, other than financial assets at FVTPL, are assessed for indicators of impairment at each period end.

Assets carried at amortized cost

If there is objective evidence that an impairment loss on assets carried at amortized cost have been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced, with the amount of the loss recognized in profit or loss.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed to the extent that the carrying value of the asset does not exceed what the amortized cost would have been had the impairment not been recognized. Any subsequent reversal of an impairment loss is recognized in profit or loss.

Available-for-sale

If an available-for-sale financial asset is impaired, the cumulative loss previously recognized in equity is transferred to profit or loss. Any subsequent recovery in the fair value of the asset is recognized within other comprehensive income.

3.10 Derecognition of financial assets and liabilities

Financial assets are derecognized when the rights to receive cash flows from the assets expire or, the financial assets are transferred and the Company has transferred substantially all the risks and rewards of ownership of the financial assets. On derecognition of a financial asset, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized directly in equity is recognized in profit or loss.

For financial liabilities, they are derecognized when the obligation specified in the relevant contract is discharged, cancelled or expires. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

3.11 Revenue recognition

The Company recognizes revenues when the following criteria are met: persuasive evidence of an agreement exists, delivery has occurred, the price to the buyer is fixed and determinable, and collectability is reasonably assured. Revenue for Sky Play® is recognized each month for a license fee on a per-game usage basis as the above criteria have been met.

3.12 Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control, related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

3.13 Comparative information

Certain comparative figures have been adjusted to conform to the current year’s presentation.

TRANSITION TO INTERNATIONAL FINANCIAL REPORTING STANDARDS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
TRANSITION TO INTERNATIONAL FINANCIAL REPORTING STANDARDS

4.	TRANSITION TO INTERNATIONAL FINANCIAL REPORTING STANDARDS

4.1 First time adoption of IFRS

IFRS 1, ‘First-time Adoption of International Financial Reporting Standards’ sets forth guidance for the initial adoption of IFRS. The accounting policies in Note 3 have been applied in preparing the consolidated financial statements for the year ended 31 December 2011, the comparative information for the year ended 31 December 2010 and the preparation of an opening IFRS statement of financial position on 1 January 2010 (the “Transition Date”). The IFRS standards are applied retrospectively at the Transition Date, unless certain optional and mandatory exemptions under IFRS 1 apply.

Share-based payments

IFRS 1 encourages, but does not require, first-time adopters to apply IFRS 2, ‘Share-based Payment’ to equity instruments that were granted on or before 7 November 2002, or equity instruments that were granted subsequent to 7 November 2002 and vested before the Transition Date. The Company elected not to apply IFRS 2 to equity instruments that vested prior to the Transition Date.

Business combinations

IFRS 1 provides the option to apply IFRS 3, ‘Business Combinations’, retrospectively or prospectively from the Transition Date. The Company elected not to retrospectively apply IFRS 3 to business combinations that occurred prior to its Transition Date.

Consolidated and separate financial statements

In accordance with IFRS 1, if a company elects to apply IFRS 3 retrospectively, IAS 27, ‘Consolidated and Separate Financial Statements’ must also be applied retrospectively. As the Company elected not to apply IFRS 3 prospectively, the Company has also elected not to apply IAS 27 prospectively.

IFRS mandatory exception to retrospective application

In accordance with IFRS 1, the Company’s estimates under IFRS at the date of transition to IFRS must be consistent with estimates made for the same date under Canadian generally accepted accounting principles (“Canadian GAAP”) unless there is objective evidence that those estimates were in error. The estimates previously made by the Company under Canadian GAAP were not revised for application of IFRS.

4.2 Reconciliation of Canadian GAAP to IFRS

Under Canadian GAAP, “Contributed Surplus” was used to record the proceeds for common shares received above par value as well as issuance of stock options. Upon adoption of IFRS, the fair value related to stock options outstanding as at the Transition Date has been reclassified to “Stock options reserve”.

As at 1 January 2010	Number of shares	Common shares	Contributed surplus	Stock options reserve	Deficit	Total
		$	$	$	$	$

Canadian GAAP	87,467,288	874,673	63,683,159	-	(70,814,126)	(6,256,294)
Reclassification	-	-	(320,395)	320,395	-	-
IFRS	87,467,288	874,673	63,362,764	320,395	(70,814,126)	(6,256,294)

As at 31 December 2010	Number of shares	Common shares	Contributed surplus	Stock options reserve	Deficit	Total
		$	$	$	$	$

Canadian GAAP	87,467,288	874,673	63,683,159	-	(71,433,702)	(6,875,870)
Reclassification	-	-	(320,398)	320,395	-	-
IFRS	87,467,288	874,673	63,362,764	320,395	(71,433,702)	(6,875,870)

The transition from Canadian GAAP to IFRS has no material impact on the consolidated statements of loss and comprehensive loss and cash flows for the year ended 31 December 2010.

SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SEGMENTED INFORMATION

5.	SEGMENTED INFORMATION

Our chief operating decision maker reviews financial information presented on a consolidated basis, accompanied by geographic information about revenues by geographic region for purposes of making operating decisions and assessing financial performance. Accordingly, we have concluded that the Company has one reportable operating segment. Foreign revenues are based on the country in which the customer is located. The following is a summary of total revenues by geographic area for the years ended 31 December 2011 and 2010:

	Asia	Other	Total
	$	$	$
Revenues
For the year ended 31 December 2011	10,500	-	10,500
For the year ended 31 December 2010	32,550	-	32,550

CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CASH AND CASH EQUIVALENTS

6.	CASH AND CASH EQUIVALENTS

The Company’s cash and cash equivalents are denominated in the following currencies:

As at	31 December 2011	31 December 2010	1 January 2010
	$	$	$

Denominated in Canadian dollars	(172)	81	62
Denominated in U.S. dollars	3,208	9,705	7,896

Total cash and cash equivalents	3,036	9,786	7,958

TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
TRADE RECEIVABLES
7.	TRADE RECEIVABLES
The Company’s trade receivables arise from customers for usage of Sky Play®. The amounts are unsecured, interest free and repayable upon written notice given from the Company.

PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
PREPAID EXPENSES
8.	PREPAID EXPENSES
The Company’s prepaid expenses at 31 December 2011 consist of prepaid corporate and administration expenses of $2,017 (31 December 2010: $1,343; 1 January 2010: $nil).

TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
TRADE PAYABLES AND ACCRUED LIABILITIES

9.	TRADE PAYABLES AND ACCRUED LIABILITIES

The Company’s trade payables and accrued liabilities are principally comprised of amounts outstanding for trade purchases relating general corporate and administration activities and amounts payable for financing activities. These are broken down as follows:

As at	31 December 2011	31 December 2010	1January 2010
	$	$	$

Trade payables	463,678	380,667	324,805
Accrued liabilities	15,717	10,000	15,000

Total trade payables and accrued liabilities	479,395	390,667	339,805

Included in trade payables and accrued liabilities are amounts due to related parties which are disclosed in Note 16.

LOANS PAYABLE	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
LOANS PAYABLE

10. LOANS PAYABLE

The balances for loans are as follows:

As at	31 December 2011	31 December 2010	1 January 2010
	$	$	$

Unsecured, bearing interest at nil% (2010 – 1.06%)	-	48,398	47,939
Unsecured, bearing interest at 10% per annum(1)	6,541	6,042	5,500
Unsecured, bearing interest at 10% per annum(2)	45,660	36,626	33,532
Unsecured, bearing interest at 10% per annum(3)	83,050	52,842	-
Unsecured and non-interest bearing	-	41,000	41,000
Unsecured and non-interest bearing	-	20,000	20,000

Total loans payable	135,251	204,908	147,971

Comprised of:
Principal balances	115,605	190,527	140,257
Accrued interest payable	19,646	14,381	7,714

(1)	Principal balance of US$5,000 is due on 1 January 2012. Subsequent to year end, the Company extended the repayment date by an additional year to 1 January 2013 (Note 19).
(2)	Principal balance of $37,502 is due on 1 March 2012. Subsequent to year end, the Company extended the repayment date by an additional year to 1 March 2013 (Note 19).
(3)	Principal balance of $25,000 and $50,000 is due on 30 April 2012 and 21 June 2012, respectively. Subsequent to year end, the Company extended the repayment dates by an additional year to 30 April 2013 and 21 June 2013 (Note 19).

Included in loans payables are loans from related parties which are disclosed in Note 16.

During the year ended 31 December 2011, the Company accrued interest payable of $10,342 (2010: $6,667) related to loans payable.

During the year ended 31 December 2011, the Company wrote off loans payable balances in the amount of $109,398 (2010: $nil) related primarily to loans payable that had remained unpaid for several years without any claims being made by these creditors against the Company. Management does not consider that these amounts are payable although there is no assurance that a formal claim will not be made against the Company for some or all of these balances in the future (Note 18).

PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
PREFERRED SHARES

11. PREFERRED SHARES

11.1 Class A preferred shares

The Company has 3,000 authorized Class A preferred shares par value of $0.01.

At 31 December 2011, the Company had 2,237 Class A preferred shares outstanding (31 December 2010: 2,237, 1 January 2010: 2,237).

In 1997, the Company exchanged a promissory note in the amount of $2,737,443 for 2,737 Class A preference shares at $1,000 per share. The Class A preferred shares are non-voting and are convertible at any time into common shares at the option of the holder. The number of common shares on conversion will be determined by dividing $1,000 per share of Class A preferred shares, plus any accrued and unpaid dividends thereon by a conversion price equal to 60% of the market price of the common shares at the time of conversion. Dividends on the Class A preferred shares are cumulative and payable quarterly at an annual dividend rate of 9%. The Company is not required to redeem the Class A preferred shares, however it may, at its option, redeem the Class A preferred shares, in whole or in part, at any time at a redemption price of $1,000 per share plus any accrued and unpaid dividends thereon.

In 1998, the Company redeemed 500 of the Class A preferred shares at their redemption price of $1,000 per share.

The shares include a "make whole" clause such that if the aggregate value of:

a) the common shares issued on conversion (at the market price upon conversion), b) the common shares issuable upon further potential conversions (at the prevailing market price), c) the proceeds of any redemptions received on preferred shares, and d) the proceeds received from the sale of common shares issued on conversion is less than the redemption amount of the preferred shares, the Company is obligated to either:

a) issue additional common shares, or b) to repurchase all common shares and preferred shares previously issued to the holder for an amount equal to the redemption value of the preferred shares less any prior redemption proceeds.

During the year ended 31 December 2011, the Company accrued dividends payable of $601,870 (2010: $505,098) related to Class A preferred shares.

11.2 Class B preferred shares

The Company has 5,000,000 authorized Class B preferred shares with par value of $0.01.

At 31 December 2011, the Company had nil Class B preferred shares outstanding (31 December 2010: nil, 1 January 2010: nil).

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SHARE CAPITAL

12. SHARE CAPITAL

12.1 Authorized share capital

The Company has 100,000,000 authorized common shares with par value of $0.01. At 31 December 2011, the Company had 87,467,288 common shares outstanding (31 December 2010: 87,467,288; 1 January 2010: 87,467,288).

12.2 Shares issuances

During the years ended 31 December 2011 and 2010, the Company did not issue any common shares.

12.3 Stock options

The directors, in their discretion, may grant stock options and amend stock options granted subject to regulatory approvals.

As at 1 January 2010, the Company has 6,950,000 stock options outstanding with weighted average exercise price of $0.25. There are no changes in the Company’s stock option plan during the years ended 31 December 2011 and 2010 (Note 19).

The following table summarizes information regarding stock options outstanding and exercisable as at 31 December 2011.

Exercise price	Number of options outstanding and exercisable	Weighted-average remaining contractual life (years)	Weighted average exercise price

$0.25	6,950,000	0.26	$ 0.25

LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
LOSS PER SHARE

13. LOSS PER SHARE

The calculation of basic and diluted loss per share is based on the following data:

Year ended 31 December	2011	2010

Net loss for the year	$(628,767)	$(619,576)

Weighted average number of shares – basic and diluted	87,467,288	87,467,288

Loss per share, basic and diluted	$(0.01)	$(0.01)

The basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the year. The diluted loss per share reflects the potential dilution of common share equivalents, such as outstanding stock options and convertible preferred shares, in the weighted average number of common shares outstanding during the year, if dilutive. All of the stock options and convertible preferred shares were anti-dilutive for the years ended 31 December 2011 and 2010.

CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CAPITAL RISK MANAGEMENT

14. CAPITAL RISK MANAGEMENT

The Company manages its capital to maintain its ability to continue as a going concern and to provide returns to shareholders and benefits to other stakeholders. The capital structure of the Company consists of cash and equity comprised of issued share capital, reserves, deficit and preferred shares.

The Company manages its capital structure and makes adjustments to it in light of economic conditions. The Company, upon approval from its Board of Directors, will balance its overall capital structure through new share issues or by undertaking other activities as deemed appropriate under the specific circumstances.

The Company is dependent on the capital markets and the existing sales to customers as its source of operating capital and the Company’s capital resources are largely determined by the strength of the airline market and by the status of the Company’s projects in relation to these markets, and its ability to compete for investor support of its projects. The Company’s primary target market includes the Asian and Pacific Rim airlines. The Company is not subject to externally imposed capital requirements and the Company’s overall strategy with respect to capital risk management remains unchanged from the year ended 31 December 2010.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
FINANCIAL INSTRUMENTS

15.                  FINANCIAL INSTRUMENTS

15.1 Categories of financial instruments

As at	31 December 2011	31 December 2010	1 January 2010
	$	$	$
FINANCIAL ASSETS

FVTPL, at fair value
Cash and cash equivalents	3,036	9,786	7,958

Loans and receivables, at amortized cost
Trade receivables	-	1,750	11,600

Total financial assets	3,036	11,536	19,558

FINANCIAL LIABILITIES

Other liabilities, at amortized cost
Trade payables	463,678	380,667	324,805
Loans payable	135,251	204,908	147,971
Accrued dividends payable	4,657,601	4,055,731	3,550,633

Total financial liabilities	5,256,530	4,641,306	4,023,409

15.2 Fair value

The fair value of financial assets and financial liabilities at amortized cost is determined in accordance with generally accepted pricing models based on discounted cash flow analysis or using prices from observable current market transactions. The Company considers that the carrying amount of all its financial assets and financial liabilities recognized at amortized cost in the consolidated financial statements approximates their fair value due to the demand nature or short term maturity of these instruments.

The following table provides an analysis of the Company’s financial instruments that are measured subsequent to initial recognition at fair value, grouped into Level 1 to 3 based on the degree to which the inputs used to determine the fair value are observable.

· Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities.
· Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable either directly or indirectly.
· Level 3 fair value measurements are those derived from valuation techniques that include inputs that are not based on observable market data. As at 31 December 2011 and 2010, the Company does not have any Level 3 financial instruments.

As at 31 December 2011	Level 1	Level 2	Total
	$	$	$
Financial assets at fair value
Cash and cash equivalents	3,036	-	3,036

Total financial assets at fair value	3,036	-	3,036

There were no transfers between Level 1 and 2 in the year ended 31 December 2011.

15.3 Management of financial risks

The financial risk arising from the Company’s operations are credit risk, liquidity risk, interest rate risk, and currency risk. These risks arise from the normal course of operations and all transactions undertaken are to support the Company’s ability to continue as a going concern. The risks associated with these financial instruments and the policies on how to mitigate these risks are set out below. Management manages and monitors these exposures to ensure appropriate measures are implemented on a timely and effective manner.

Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents. The Company deposits cash and cash equivalents with high credit quality financial institutions as determined by rating agencies. As a result, credit risk is considered insignificant.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company currently settles its financial obligations out of cash. The ability to do this relies on the Company raising equity financing in a timely manner and by maintaining sufficient cash in excess of anticipated needs.

Interest rate risk

The Company’s cash contain highly liquid investments that earn interest at market rates. The Company manages its interest rate risk by maximizing the interest earned on excess funds while, maintaining the liquidity necessary to fund daily operations. Fluctuations in market interest rates do not have a significant impact on the Company’s results of operations due to the short term to maturity of the investments held.

Currency risk

Foreign exchange risk is the risk that the fair value of future cash flows will fluctuate as a result of changes in foreign exchange rates. The Company has no significant currency risk associated with its operations.

Other risks

The Company is not subject to any other market risk.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

16.                  RELATED PARTY TRANSACTIONS

For the year ended 31 December 2011, the Company had related party transactions with the following companies related by way of shared control:

· Birriga Investments, Ltd. (“Birriga”), a company controlled by a director and officer of the Company. Birriga provides accounting and administrative services to the Company.
· Planet Investment Corporation (“Planet”), a company owned by two close relatives of a director and officer of the Company. The director and officer provides consulting services on a month to month basis through Planet.

16.1 Related party expenses

The Company’s related party expenses are broken down as follows:

Year ended 31 December	2011	2010
	$	$

Consulting fees	42,000	42,000
Corporate administration	27,000	26,500

Total related party expenses	69,000	68,500

The breakdown of the expenses between the different related parties is as follows:

Year ended 31 December	2011	2010
	$	$

Birriga Investments, Ltd.	27,000	26,500
Planet Investment Corporation	42,000	42,000

Total related party expenses	69,000	68,500

16.2 Due to related parties

The trade and other payables of the Company include the following amounts due to related parties:

As at	31 December 2011	31 December 2010	1 January 2010
	$	$	$

Birriga Investments, Ltd.	144,317	113,808	87,522
J. Perot Financial Corp.	71,914	71,914	71,914
Planet Investment Corporation	160,621	118,379	92,539

Total trade payables to related parties	376,852	304,101	251,975

J. Perot Financial Corp.	6,541	6,042	5,500
Planet Investment Corporation	45,660	36,626	33,532

Total loans payable to related parties	52,201	42,668	39,032

16.3 Key management personnel compensation

The remuneration of directors and other members of key management were as follows:

Year ended 31 December	2011	2010
	$	$

Short-term benefits	69,000	68,500

Total key management personnel compensation	69,000	68,500

TAXES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
TAXES

17.                  TAXES

17.1 Provision for income taxes

Year ended 31 December	2011	2010
	$	$

Loss before tax	(628,767)	(619,576)
Statutory tax rate	26.50%	28.50%

Expected tax recovery	167,000	177,000
Different tax rates in foreign jurisdiction	(167,000)	(157,000)
Change in valuation allowance	-	(20,000)

Tax recovery for the year	-	-

17.2 Deferred tax balances

The tax effects of temporary differences that give rise to future income tax assets and liabilities are as follows:

As at 31 December	2011	2010
	$	$

Tax loss carry-forwards	116,000	116,000
Valuation allowance	(116,000)	(116,000)

Deferred tax assets (liabilities)	-	-

As a Bermuda exempted company, the Company is not currently subject to income tax filing requirements in Bermuda.

The Company has estimated accumulated non-capital losses of $452,000 in Canada which may be carried forward to reduce taxable income in future years. As at 31 December 2011, the Company is in arrears on filing its statutory corporate income tax returns and the amounts presented above are based on estimates. The actual losses available could differ from these estimates.

CONTINGENCY	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CONTINGENCY

18.                  CONTINGENCY

During the year ended 31 December 2011, the Company wrote off loans payable balances in the amount of $109,398 (2010: $nil) related primarily to loans payable that had remained unpaid for several years without any claims being made by these creditors against the Company. Management does not consider that these amounts are payable although there is no assurance that a formal claim will not be made against the Company for some or all of these balances in the future (Note 10).

EVENT AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
EVENT AFTER THE REPORTING PERIOD

19.                  EVENT AFTER THE REPORTING PERIOD

·         On 6 April 2012, a total of 6,950,000 stock options expired unexercised (Note 12).

·         The Company extended the repayment dates on various loans by an additional year (Note 10).

APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS

20.                  APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS

The consolidated financial statements of the Company for the year ended 31 December 2011 were approved and authorized for issue by the Board of Directors on 25 April 2012.